Long-Term Debt and Short-Term Borrowings - Narrative (Details)					1 Months Ended
	Mar. 07, 2024 USD ($)	Mar. 04, 2024 USD ($)	Feb. 27, 2024 USD ($) series	Feb. 16, 2024 USD ($)	Aug. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Apr. 01, 2024 USD ($)
Debt Instrument [Line Items]
Retained cash target							$ 600,000,000
Commercial paper						$ 0
Commercial Paper
Debt Instrument [Line Items]
Debt instrument, term		364 days
Line of credit facility, maximum borrowing capacity		$ 2,000,000,000.0
Senior Notes
Debt Instrument [Line Items]
Series of notes issued | series			6
Debt instrument, face amount			$ 6,900,000,000
Debt issuance costs			62,000,000
Senior Notes | Estimate of Fair Value Measurement
Debt Instrument [Line Items]
Long-term debt, fair value						8,100,000,000
Senior Notes | Reported Value Measurement
Debt Instrument [Line Items]
Long-term debt, fair value						7,800,000,000
5.400% Senior Notes Due 2029 | Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount			$ 1,500,000,000
Interest rate, stated percentage			5.40%
Debt instrument, term			5 years
5.450% Senior Notes Due 2027 | Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount			$ 1,000,000,000
Interest rate, stated percentage			5.45%
Debt instrument, term			3 years
5.450% Senior Notes Due 2031 | Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount			$ 1,000,000,000
Interest rate, stated percentage			5.45%
Debt instrument, term			7 years
5.600% Senior Notes Due 2034 | Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount			$ 1,650,000,000
Interest rate, stated percentage			5.60%
Debt instrument, term			10 years
5.900% Senior Notes Due 2054 | Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount			$ 1,250,000,000
Interest rate, stated percentage			5.90%
Debt instrument, term			30 years
6.000% Senior Notes Due 2064 | Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount			$ 500,000,000
Interest rate, stated percentage			6.00%
Debt instrument, term			40 years
Credit Facilities | Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument, term				5 years
Line of credit facility, maximum borrowing capacity				$ 2,000,000,000
Long-term line of credit						$ 0
Credit Facilities | Line of Credit | Term Loan Credit Facilities
Debt Instrument [Line Items]
Proceeds from long-term lines of credit	$ 1,480,000,000
Credit Facilities | Line of Credit | 18-Month Senior Term Loan Credit Facility
Debt Instrument [Line Items]
Debt instrument, term				18 months
Line of credit facility, maximum borrowing capacity				$ 500,000,000
Repayment of debt					$ 200,000,000
Credit Facilities | Line of Credit | 3-Year Senior Term Loan Credit Facility
Debt Instrument [Line Items]
Debt instrument, term				3 years
Line of credit facility, maximum borrowing capacity				$ 1,000,000,000